                        EMERALD FUNDS ANNUAL REPORT

                                  EMERALD
                            INSTITUTIONAL MONEY
                                MARKET FUNDS
  PRIME ADVANTAGE INSTITUTIONAL FUND - TREASURY ADVANTAGE INSTITUTIONAL FUND

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                             November 30, 1997
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                                  [LOGO]

                        EMERALD FUNDS 1997 ANNUAL REPORT
                                    EMERALD
                              INSTITUTIONAL MONEY
                                  MARKET FUNDS
                       Prime Advantage Institutional Fund
                     Treasury Advantage Institutional Fund

    This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for one of the Emerald Funds discussed within.

    THE EMERALD FUNDS ARE NOT INSURED OR PROTECTED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, ARE NOT DEPOSITS OR OBLIGATIONS OF BARNETT BANK, ARE NOT GUARANTEED BY THE BANK AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

    Investments in the Prime Advantage Institutional and Treasury Advantage Institutional Funds are neither insured nor guaranteed by the U.S. Government, and yields will fluctuate. There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

    Barnett Capital Advisors, Inc. serves as investment adviser to the Emerald Funds, is paid a fee for its services and is unaffiliated with Emerald Asset Management, Inc., the Funds' distributor.

    The service contractors for the Emerald Funds may from time to time voluntarily waive fees or reimburse Fund expenses, which increases the return to investors. These fee waivers and reimbursements may be discontinued at any time, which would reduce performance results.

    The Emerald Funds prospectuses contain more complete information, including charges and expenses. Please read the prospectus carefully before investing.

BARNETT CAPITAL ADVISORS'
ECONOMIC OUTLOOK AND MARKET REVIEW
--------------------------------------------------------------------------------

THE ECONOMY: HARDLY MISSING A BEAT

We've had an economy that's been remarkably strong on all fronts, with the exception, perhaps, of government spending. It's become something of a cliche this year, but in an economic sense, we've been experiencing "the best of all worlds" right now. We have an economy running on just about all cylinders:
Consumers are spending; the corporate sector is investing; and the federal deficit is nearly balanced. And all this is being achieved with inflation running at just about 2%.

Gross Domestic Product (GDP), the most common measure of the economy's strength, grew 4% for the 12 months ended November 30, 1997. Most recently, GDP growth for the third quarter of 1997 was an annualized rate of 3.5%. While this pace was somewhat lower than the first quarter's blistering 5.8% rate, it still underscores continued, solid growth.

Looking into 1998, we could be at a crossroads. Certainly, the extreme events that recently occurred in Southeast Asia -- which reflected a spreading throughout the region of problems that had been contained in Japan for the last several years -- have caused interest rates to come down dramatically. But along with the implications of our strong dollar, the Asian situation has kept the Federal Reserve Board (Fed) on the sidelines; the Fed has been reluctant to raise interest rates, for fear of adversely impacting global markets. This series of events could actually help pump up the U.S. economy going into next year.

INFLATION: WAGE PRESSURES CHECKED BY PRODUCTIVITY GAINS

Inflation has been more tame than might be expected, given the continued strong job growth and the extended expansion of the economy. Through November, the rate of inflation as measured by the Consumer Price Index was just 2.1% -- despite the fact that unemployment had dropped to 4.6%, its lowest level in nearly 25 years. The hero in this story is rising productivity, spawned by capital investments made by American industries in recent years and by the rising impact of technology. Through the third quarter of 1997, the nation's "output percentage" grew at an annualized rate of 4.4%. This means that the same number of workers, working the same number of hours, produced 4.4% more in goods and services.

Higher productivity can offset factors that might otherwise fuel rising inflation. In theory, companies could afford to pay workers 4.4% more in wages and benefits without having to raise prices. This is a lesson that the markets have had to learn: While wages are going up faster than the rate of inflation, productivity is growing at least as fast as wages. And this eliminates, or at least delays, the threat of rising inflation coming from rising wages.

The globalization of productivity, and a global economy nourished by free trade agreements such as NAFTA, also has helped the economy grow. This isn't great news for American workers -- because so many goods can now be made more cheaply overseas -- but it helps companies grow profits.

INTEREST RATES AND BONDS: A WILD, BUT ULTIMATELY POSITIVE, RIDE

Over the last 12 months, the yield on the benchmark 30-year U.S. Treasury bond fell approximately 60 basis points (0.60%) -- a significant drop and one that helped fuel strong, year-to-year gains in both the bond and stock markets. However, the road to lower interest rates was not free of potholes. Beginning December 1, 1996, the long bond rose from 6.35% to 7.20% in mid-April, spurred at least partially by the Fed's decision to raise short-term rates 25 basis points (0.25%) in March. With interest rates climbing, bond prices sank, and stocks followed suit.

But the situation reversed itself in the spring, and long-term rates began a steady, substantial decline, resting at 6.13% at the end of November. This positive move drove bond prices higher, and established an underpinning for renewed strength in the stock market.

--------------------------------------------------------------------------------

STOCKS: HIGH, HIGHER, HIGHEST

Stocks provided equity investors with another outstanding year, with most of the major indices posting gains that were much higher than historical norms. To be sure, volatility was the rule throughout the 12 months. In early spring, the Dow Jones Industrial Average lost nearly 10% of its value, while the Nasdaq Average dropped 14%. Then, regaining its upward momentum, the market drove to a record high of 8259 on August 6. However, just 11 weeks later, the Dow suffered its largest single-day point loss in history, plunging 554 points on October 27. But, as we write this report in early December, the Dow has recaptured almost all of its recent losses and is standing within 2% of its August high.

Stocks were propelled by lower interest rates and the simple willingness of investors to keep investing. Equity growth has come partly as the result of a self-fulfilling prophecy: The fact that the stock market has gone up has created a new awareness among potential investors -- especially baby boomers who are in their peak earning years and who feel they must begin saving for retirement -- and they've started to put their money into stocks.

Another factor helping the market is that investors' risk tolerance levels are substantially higher than they were in years past. With the emergence of 401(k)s -- and the way that the market has recovered so quickly from recent downturns -- investors have become a little more sanguine about risk.

THE ROAD AHEAD: ROOM FOR GROWTH

Moving forward, we're going to pay very close attention to the level of the stock market, and to the shape of the interest-rate yield curve -- to how steep or flat it is -- which can guide us in our bond selection. At this stage, we feel there's still a little more room for growth left in the stock market, and we remain moderately positive about stocks.

INTERVIEW                                              (as of November 30, 1997)
--------------------------------------------------------------------------------

EMERALD PRIME ADVANTAGE INSTITUTIONAL AND TREASURY ADVANTAGE INSTITUTIONAL
FUNDS*

Jacqueline R. Lunsford,
INVESTMENT MANAGER

20 years of
investment experience

INVESTMENT GOAL

The Emerald Money Market Funds seek to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value. Each Fund seeks its objective by investing in:

PRIME ADVANTAGE INSTITUTIONAL FUND

A broad range of U.S. Government, bank and corporate short-term money market obligations.

TREASURY ADVANTAGE INSTITUTIONAL FUND

Short-term U.S. Treasury securities and other government obligations which are guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements collateralized by the same.

WHAT FACTORS AFFECTED THE PERFORMANCE OF THE MONEY MARKET FUNDS?

Interest rate movements were not a significant factor this past year. The Fed raised interest rates just once, at the end of March, and then by only 25 basis points (0.25%). Although fluctuations in economic indicators and the resulting perception of impending rate changes did have some impact on market prices from time to time, for most of the year short-term rates traded in a very narrow range of plus or minus10 basis points (0.10%). Since the short-term yield curve has been very flat over the past few months, the greatest challenge has been to find, and then to take advantage of, any undervalued maturity or issuer sectors we could find.

Another significant factor has been a continuing supply/demand problem in the short-term markets, which has kept prices somewhat higher due to the lack of supply. In addition, past issuers of short-term products are now cash-rich themselves, which means that they are no longer issuers of securities, but purchasers, and therefore direct competitors with the investors who used to purchase their products. This has resulted in too much cash chasing too few investments.

EMERALD PRIME ADVANTAGE INSTITUTIONAL AND TREASURY ADVANTAGE INSTITUTIONAL
FUNDS*
                                                       (as of November 30, 1997)
--------------------------------------------------------------------------------

                        AVERAGE ANNUAL TOTAL RETURNS**
                                      EMERALD PRIME        EMERALD TREASURY
                                        ADVANTAGE              ADVANTAGE
                                   INSTITUTIONAL FUND     INSTITUTIONAL FUND
12-MONTH PERIOD ENDED
11/30/97                                    5.58%                  5.37%
11/30/96                                    5.29%                  5.13%
11/30/95                                    5.76%                  5.65%
11/30/94                                    3.83%                  3.73%
11/30/93                                    3.31%                  2.96%
11/30/92                                    4.00%                  3.73%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

HOW DO YOU TAKE ADVANTAGE OF INTEREST-RATE MOVES TO GENERATE HIGHER YIELDS FOR SHAREHOLDERS?

Except to modestly position the average maturities of the Funds in advance of an anticipated Fed movement, we tend not to make market-timing calls with the Funds. Instead, we find that continually watching the market and taking advantage of any undervalued maturity or issuer sector is one of the best methods of capturing higher yields -- and thereby achieving good, steady, overall performance for our shareholders.

WHAT IS YOUR OUTLOOK FOR THE NEXT SIX TO 12 MONTHS, AND HOW WILL YOU POSITION THE FUNDS?

We do not expect the Fed to make any changes to interest rates in the near future due to the problems in the international markets. The economy continues to perform well, with the greatest pressure currently coming from the labor sector, which recently posted the lowest unemployment numbers since the early 1970s. However inflation continues to run very low, so we feel that the Fed will continue their watchful stance. Therefore, we feel that short-term rates will remain close to current levels throughout much of the first quarter.

       SEC 7-DAY YIELDS AS OF NOVEMBER 30, 1997**
Prime Advantage Institutional Fund               5.53%
Treasury Advantage Institutional Fund            5.27%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

---------------
 * Investments in the Emerald Prime Advantage Institutional and Treasury Advantage Institutional Funds are neither insured nor guaranteed by the U.S. Government, and yields will fluctuate. Although these Funds seek to maintain a stable net asset value (NAV) of $1.00 per share, there is no assurance that they will be able to do so.

** During the periods indicated, fee waivers and/or reimbursements were in effect. Without these waivers and/or reimbursements, performance would have been lower. Had these waivers or reimbursements not been in effect, the SEC 7-day yield would have been 5.47% for the Prime Advantage Institutional Fund and 5.20% for the Treasury Advantage Institutional Fund.

EMERALD PRIME ADVANTAGE INSTITUTIONAL FUND
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
November 30, 1997
--------------------------------------------------------------------------------

                                                                        MOODY'S/S&P
                                                                          RATINGS        PRINCIPAL     AMORTIZED
                                                                        (UNAUDITED)        AMOUNT        COST
                                                                     ------------------  ----------  -------------
BANK NOTES (8.4%)
DOMESTIC (8.4%)
  1st USA Bank, Variable Rate Bank Note, 5.74%, 12/17/97*..........        P-1/A-1+      $5,000,000  $   5,001,908
  Compass Bank, Floating Rate Bank Note, 5.64%, 12/1/97*...........        P-1/TBW1**     5,000,000      4,998,335
  PNC Bank NA., Floating Rate Bank Note, 5.60%, 12/1/97*...........        P-1/A-1        5,000,000      4,997,447
                                                                                                     -------------
TOTAL BANK NOTES (COST $14,997,690)................................                                     14,997,690
                                                                                                     -------------
CERTIFICATES OF DEPOSIT -- DOMESTIC (13.6%)
  Amex Centurian Bank, 5.54%, 12/1/97..............................        P-1/A-1        5,000,000      5,000,000
  CS First Boston variable rate CD, 5.89%, 12/02/97*...............        P-1/A-1        5,000,000      5,000,000
  Regions Bank CD, 5.60%, 12/17/97.................................        P-1/A-1+       4,000,000      3,999,998
  South Trust Bank floating rate CD, 5.65%, 12/1/97*...............        P-1/A-1        5,000,000      4,999,625
  Union Bank of California, 5.57%, 12/18/97........................        P-1/A-1        5,000,000      5,000,000
                                                                                                     -------------
TOTAL CERTIFICATES OF DEPOSIT -- DOMESTIC (COST $23,999,623).......                                     23,999,623
                                                                                                     -------------
CERTIFICATES OF DEPOSIT -- YANKEE (11.2%)
  Abbey National Treasury plc, New York Branch floating rate Yankee
    CD 5.65%, 12/1/97*.............................................        P-1/A-1+       5,000,000      4,999,105
  Bayerishce Hypo-Bank, New York Branch, 5.60%, 12/18/97...........        P-1/A-1+       5,000,000      5,000,000
  Canadian Imperial Bank, New York Branch, 5.58%, 12/31/97.........        P-1/A-1+       5,000,000      5,000,123
  Deutsche Bank AG, New York Branch, 5.57%, 12/31/97...............        P-1/A-1+       5,000,000      4,999,999
                                                                                                     -------------
TOTAL CERTIFICATES OF DEPOSIT -- YANKEE (COST $19,999,227).........                                     19,999,227
                                                                                                     -------------
COMMERCIAL PAPER (27.9%)
DOMESTIC (27.9%)
  Alpine Securitization Corp. (b), 5.58%, 12/04/97.................        P-1/A-1+       5,000,000      4,997,675
  Chrysler Financial Corp., 5.60%, 12/23/97........................      D-1**/A-1        5,000,000      4,982,889
  Countrywide Funding Corp., 5.58%, 12/4/97........................      F-1**/A-1        5,000,000      4,997,675
  Dakota Finance (b), (c), 5.53%, 12/16/97.........................        P-1/A-1+       5,000,000      4,988,479
  Deer Park Refining LP (b), (c), 5.65%, 12/9/97...................        P-1/A-1        5,000,000      5,000,000
  Dynamic Funding Corp. (b), 5.83%, 12/22/97.......................        P-1/D-1**      5,000,000      4,982,996
  Hasbro, Inc., 5.52%, 12/10/97....................................        P-1/A-1        5,590,000      5,582,287
  Hitachi America, Inc., 5.53%, 12/22/97...........................        P-1/A-1+       4,000,000      3,987,097
  Internationale Nederlanden (U.S.) Funding Corp., 5.56%, 12/4/97..        P-1/A-1+       5,000,000      4,997,683
  Sanwa Business Credit, Inc., 5.72%, 12/23/97.....................        P-1/D-1**      5,000,000      4,982,522
                                                                                                     -------------
TOTAL COMMERCIAL PAPER -- DOMESTIC (COST $49,499,303)..............                                     49,499,303
                                                                                                     -------------
COMMERCIAL PAPER -- FOREIGN (2.8%)
  Pearson, Inc., 5.57%, 12/9/97....................................        P-1/A-1        5,000,000      4,993,811
                                                                                                     -------------
TOTAL COMMERCIAL PAPER -- FOREIGN (COST $4,993,811)................                                      4,993,811
                                                                                                     -------------

                                                                        MOODY'S/S&P
                                                                          RATINGS        PRINCIPAL     AMORTIZED
                                                                        (UNAUDITED)        AMOUNT        COST
                                                                     ------------------  ----------  -------------
MEDIUM TERM NOTES (22.6%)
  ABSIT, Series 1997-A, Variable Rate Medium Term Note (b), 5.74%,
    12/15/97*......................................................      F-1**/A-1       $5,000,000  $   5,000,363
  CTN Trust, Series 1, Variable Rate Medium Term Note (b), 5.99%,
    12/2/97*.......................................................        P-1/A-1        5,000,000      5,013,083
  Dean Witter Discover, Variable Rate Medium Term Note, 5.56%,
    12/17/97*......................................................        P-1/A-1        5,000,000      5,001,118
  Goldman Sachs, Variable Rate Promissory Note, 5.66%, 12/1/97
    (b)*...........................................................        P-1/A-1+       5,000,000      5,000,000
  Merrill Lynch & Co., Variable Rate Medium Term Note, 5.88%,
    12/02/97*......................................................        P-1/A-1+       5,000,000      5,000,000
  Sigma Finance, Inc., Medium Term Note (b), 5.80%, 3/3/98.........        P-1/A-1+       5,000,000      5,000,000
  Toyota Motor Credit Corp., Medium Term Note, 13.64%, 3/9/98......        P-1/A-1+       5,200,000      5,302,059
  U.S.L. Capital Corp., Variable Rate Medium Term Note, 5.86%,
    1/6/98*........................................................        P-1/A-1        5,000,000      5,002,146
                                                                                                     -------------
TOTAL MEDIUM TERM NOTES (COST $40,318,769).........................                                     40,318,769
                                                                                                     -------------
MASTER NOTES -- FOREIGN (2.8%)
  Lehman Brothers plc, Foreign Master Note (b), 5.70%, 12/3/97.....      F-1**/A-1        5,000,000      5,000,000
                                                                                                     -------------
TOTAL MASTER NOTES -- FOREIGN (COST $5,000,000)....................                                      5,000,000
                                                                                                     -------------
REPURCHASE AGREEMENTS (10.6%)
  Fuji Securities Tri-Party Repurchase Agreement, dated 11/28/97 with a maturity value of $18,915,448 (Collateralized by
     $48,929,000 various U.S. Agency Strips, 0.00% -- 6.75%,
    6/30/99 -- 8/15/26, market value of $19,285,130) 5.78%,
    12/1/97........................................................                      18,906,342     18,906,342
                                                                                                     -------------
TOTAL REPURCHASE AGREEMENTS (COST $18,906,342).....................                                     18,906,342
                                                                                                     -------------
TOTAL (COST $177,714,765) (A) -- 99.9%.............................                                  $ 177,714,765
                                                                                                     -------------
                                                                                                     -------------

---------------
Percentages indicated are based on net assets of $177,907,787.

 (a) Cost for federal income tax and financial reporting purposes are the same.
(b) Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors.
(c) This security has been determined to be illiquid.
 * Variable rate security. Rate represents rate in effect November 30, 1997. Maturity date reflects the next rate change date.
 ** Duff Phelps, Fitch Investors or Thomson BankWatch ratings.

plc - Public Limited Company.

See Notes to Financial Statements.

EMERALD TREASURY ADVANTAGE INSTITUTIONAL FUND
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
November 30, 1997
--------------------------------------------------------------------------------

                                                                      MOODY'S/S&P
                                                                        RATINGS        PRINCIPAL      AMORTIZED
                                                                      (UNAUDITED)        AMOUNT         COST
                                                                   -----------------  ------------  -------------
U.S. TREASURY BILLS (6.2%)
  U.S. Treasury Bill, 5.20%, 1/22/98.............................         Aaa/AAA*    $ 10,000,000  $   9,924,961
                                                                                                    -------------
TOTAL U.S. TREASURY BILLS (COST $9,924,961)......................                                       9,924,961
                                                                                                    -------------
U.S. TREASURY NOTES (31.5%)
  U.S. Treasury Notes, 7.88%, 1/15/98............................         Aaa/AAA*      10,000,000     10,029,234
  U.S. Treasury Notes, 5.00%, 1/31/98............................         Aaa/AAA*      10,000,000      9,991,420
  U.S. Treasury Notes, 7.25%, 2/15/98............................         Aaa/AAA*      10,000,000     10,032,424
  U.S. Treasury Notes, 6.13%, 3/31/98............................         Aaa/AAA*      10,000,000     10,024,085
  U.S. Treasury Notes, 5.88%, 4/30/98............................         Aaa/AAA*      10,000,000     10,017,511
                                                                                                    -------------
TOTAL U.S. TREASURY NOTES (COST $50,094,674).....................                                      50,094,674
                                                                                                    -------------
U.S. TREASURY STRIPS (9.3%)
  U.S. Treasury Strips, 2/15/98..................................         Aaa/AAA*      15,000,000     14,829,414
                                                                                                    -------------
TOTAL U.S. TREASURY STRIPS (COST $14,829,414)....................                                      14,829,414
                                                                                                    -------------
REPURCHASE AGREEMENTS (48.4%)
  CS First Boston Corp., dated 11/28/97 with a maturity value of
     $9,776,846 (Collateralized by $7,270,000 U.S. Government
    Bonds, 10.75% -- 13.25%, 5/15/03 -- 5/15/14, market value --
    $9,998,240), 5.67%, 12/1/97..................................                        9,772,229      9,772,229
  CS First Boston, dated 10/6/97 with a maturity value of
     $8,181,774 (Collateralized by $8,000,000 various U.S.
     Treasury Notes, 5.375%, 11/30/97, market value --
    $8,365,203), 5.38%, 12/1/97..................................                        8,151,320      8,151,320
  Goldman Sachs, dated 11/25/97 with a maturity value of
     $7,006,417 (Collateralized by $8,115,898 Government National
    Mortgage Assoc., 6.25%, 11/16/25, market value --
     $7,210,000), 5.50%, 12/1/97.................................                        7,000,000      7,000,000
  J P Morgan, dated 11/25/97 with a maturity value of $25,023,042
    (Collateralized by $24,188,000 U.S. Treasury Notes, 6.625%,
    5/15/07, market value -- $25,500,229), 5.53%, 12/1/97........                       25,000,000     25,000,000
  Morgan Stanley & Co., dated 11/25/97 with a maturity value of
     $7,006,498 (Collateralized by $6,730,000 U.S. Treasury
     Notes, 8.750%, 2/15/99, market value -- $7,144,910), 5.57%,
    12/1/97......................................................                        7,000,000      7,000,000
  Prudential Bache, dated 11/25/97 with a maturity value of
     $20,018,333 (Collateralized by, $22,116,020 Government
    National Mortgage Assoc., 4.50% -- 8.25%, 11/15/07 --
    11/20/27, market value -- $20,400,000), 5.50%, 12/1/97.......                       20,000,000     20,000,000
                                                                                                    -------------
TOTAL REPURCHASE AGREEMENTS (COST $76,923,549)...................                                      76,923,549
                                                                                                    -------------
TOTAL (COST $151,772,598) (A) -- 95.4%...........................                                   $ 151,772,598
                                                                                                    -------------
                                                                                                    -------------

---------------
Percentages indicated are based on net assets of $159,160,769.
 * Implied Rating.

 (a) Cost for federal income tax and financial reporting purposes are the same.

See Notes to Financial Statements.

EMERALD INSTITUTIONAL MONEY MARKET FUNDS
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
November 30, 1997
--------------------------------------------------------------------------------

                                                                                       PRIME          TREASURY
                                                                                     ADVANTAGE       ADVANTAGE
                                                                                   INSTITUTIONAL   INSTITUTIONAL
                                                                                        FUND            FUND
                                                                                   --------------  --------------
ASSETS:
  Investment in securities (amortized cost $158,808,423 and $74,849,049,
    respectively) ...............................................................  $  158,808,423  $   74,849,049
  Repurchase agreements (amortized cost $18,906,342 and $76,923,549,
    respectively) ...............................................................      18,906,342      76,923,549
  Interest and dividends receivable .............................................       1,002,147         743,660
  Receivable for investment securities sold .....................................        --             6,848,680
  Receivable from collateral for reverse repurchase agreement ...................        --             8,365,203
  Income and other receivables ..................................................        --               401,030
  Prepaid expenses and other assets .............................................          12,661          16,472
                                                                                   --------------  --------------
Total assets ....................................................................     178,729,573     168,147,643
                                                                                   --------------  --------------
LIABILITIES:
  Dividends payable .............................................................         771,253         722,226
  Investment advisory fees ......................................................          13,978          13,619
  Administration fees ...........................................................           1,199           1,092
  Custodian and transfer agent fees .............................................           8,572           8,739
  Audit and legal fees ..........................................................           8,613           7,408
  Reports to shareholders .......................................................          14,301          15,350
  Registration and filing fees ..................................................           3,536           2,709
  Payable for reverse repurchase agreement ......................................        --             8,151,320
  Interest payable for reverse repurchase agreement .............................        --                63,780
  Other liabilities .............................................................             334             631
                                                                                   --------------  --------------
Total liabilities ...............................................................         821,786       8,986,874
                                                                                   --------------  --------------
NET ASSETS ......................................................................  $  177,907,787  $  159,160,769
                                                                                   --------------  --------------
                                                                                   --------------  --------------
Shares Outstanding ($0.001 par value, unlimited number of shares authorized): ...     177,917,523     159,244,945
                                                                                   --------------  --------------
                                                                                   --------------  --------------
Net Asset Value, Offering Price and Redemption Price per share: .................  $         1.00  $         1.00
                                                                                   --------------  --------------
                                                                                   --------------  --------------
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest, at par .........................................  $      177,918  $      159,245
  Additional paid-in capital ....................................................     177,739,605     159,075,435
  Accumulated undistributed net investment income................................           3,853           1,339
  Accumulated net realized losses on investment transactions ....................         (13,589)        (75,250)
                                                                                   --------------  --------------
Net Assets, November 30, 1997 ...................................................  $  177,907,787  $  159,160,769
                                                                                   --------------  --------------
                                                                                   --------------  --------------

------------
See Notes to Financial Statements.

EMERALD INSTITUTIONAL MONEY MARKET FUNDS
--------------------------------------------------------------------------------

Statements of Operations
For the year ended November 30, 1997
--------------------------------------------------------------------------------

                                                                                           PRIME        TREASURY
                                                                                         ADVANTAGE     ADVANTAGE
                                                                                        INSTITUTIONAL INSTITUTIONAL
                                                                                            FUND          FUND
                                                                                        ------------  ------------
INVESTMENT INCOME:
Interest..............................................................................  $  8,192,300  $  9,443,214
                                                                                        ------------  ------------
EXPENSES:
  Investment advisory fees............................................................       144,896       172,480
  Administration fees.................................................................       112,302       133,668
  Transfer agent fees and expenses....................................................        36,821        42,138
  Custodian fees and expenses.........................................................        24,806        26,397
  Legal fees..........................................................................        23,431        28,315
  Audit fees..........................................................................         2,635         5,376
  Reports to shareholders.............................................................        36,113        41,045
  Registration and filing fees........................................................         1,066         3,920
  Trustees' fees......................................................................         7,262         7,053
  Insurance expense...................................................................         3,728         3,737
  Interest expense....................................................................       --             63,780
  Other expenses......................................................................         7,171        11,191
                                                                                        ------------  ------------
Gross Expenses........................................................................       400,231       539,100
Less: Expense waivers and reimbursements..............................................      (109,503)     (129,851)
    Expenses paid by third parties....................................................          (458)         (544)
                                                                                        ------------  ------------
Net Expenses..........................................................................       290,270       408,705
                                                                                        ------------  ------------
Net Investment Income.................................................................     7,902,030     9,034,509
                                                                                        ------------  ------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) on securities transactions..............................            36       (29,185)
                                                                                        ------------  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................................  $  7,902,066  $  9,005,324
                                                                                        ------------  ------------
                                                                                        ------------  ------------

------------
See Notes to Financial Statements.

EMERALD INSTITUTIONAL MONEY MARKET FUNDS
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                       PRIME ADVANTAGE                  TREASURY ADVANTAGE
                                                      INSTITUTIONAL FUND                INSTITUTIONAL FUND
                                               --------------------------------  --------------------------------
                                                         YEARS ENDED                       YEARS ENDED
                                                NOVEMBER 30,     NOVEMBER 30,     NOVEMBER 30,     NOVEMBER 30,
                                                    1997             1996             1997             1996
                                               ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income .....................  $     7,902,030  $     6,632,019  $     9,034,509  $     7,141,837
  Net realized gains (losses) on securities
    transactions ............................               36               32          (29,185)         (39,042)
                                               ---------------  ---------------  ---------------  ---------------
  Net increase (decrease) in net assets
    resulting from operations ...............        7,902,066        6,632,051        9,005,324        7,102,795
                                               ---------------  ---------------  ---------------  ---------------
Dividends to shareholders from net investment
  income: ...................................       (7,902,030)      (6,632,019)      (9,034,509)      (7,141,837)
                                               ---------------  ---------------  ---------------  ---------------
Fund Share Transactions:
  Net proceeds from shares subscribed .......      386,649,397      393,024,147      211,669,866      288,670,400
  Cost of shares redeemed ...................     (341,785,250)    (391,069,443)    (199,338,495)    (274,622,989)
                                               ---------------  ---------------  ---------------  ---------------
  Net increase (decrease) in net assets from
    Fund share transactions .................       44,864,147        1,954,704       12,331,371       14,047,411
                                               ---------------  ---------------  ---------------  ---------------
Total Increase ..............................       44,864,183        1,954,736       12,302,186       14,008,369
NET ASSETS:
  Beginning of period .......................      133,043,604      131,088,868      146,858,583      132,850,214
                                               ---------------  ---------------  ---------------  ---------------
  End of period .............................  $   177,907,787  $   133,043,604  $   159,160,769  $   146,858,583
                                               ---------------  ---------------  ---------------  ---------------
                                               ---------------  ---------------  ---------------  ---------------

------------
See Notes to Financial Statements.

EMERALD INSTITUTIONAL MONEY MARKET FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 -- GENERAL

Emerald Funds (the "Trust") was organized as a Massachusetts business trust on March 15, 1988. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust operates as a series company currently comprising fourteen portfolios. The accompanying financial statements and notes relate only to the Prime Advantage Institutional Fund and Treasury Advantage Institutional Fund (the "Funds"). The investment objective of the Funds is to provide a high level of current income consistent with the maintenance of liquidity, the preservation of capital and a stable net asset value. The Prime Advantage Institutional Fund pursues its objective by investing in a broad range of short-term government, bank and corporate obligations. The Treasury Advantage Institutional Fund seeks to achieve its objective by investing in obligations that the U.S. Treasury has issued or to which the U.S. Treasury has pledged its full faith and credit to guarantee the payment of principal and interest.

    Barnett Capital Advisors, Inc. ("Barnett"), a wholly-owned subsidiary of Barnett Banks, Inc., serves as the Funds' investment adviser. BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") serves as the Funds' administrator. BISYS Fund Services, Inc. serves as the Funds' fund accountant and transfer agent. Emerald Asset Management, Inc. (the "Distributor") serves as the distributor of the Funds' shares. BISYS and BISYS Fund Services, Inc. are each a wholly-owned subsidiary and the Distributor is an indirect wholly-owned subsidiary of The BISYS Group, Inc. The Funds are primarily distributed by representatives and affiliates of Barnett Banks.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A)Security Valuation:

Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.

B)Securities Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized gains and losses on the sales of investments are calculated on the identified cost basis. Interest income, including accretion of discount and amortization of premium on investments, is accrued daily.

C)Dividends and Distributions to Shareholders:

Dividends from net investment income are declared daily and are paid monthly to shareholders. Distributions of net realized gains, if any, will be paid at least annually. However, to the extent that net realized gains of a Fund can be reduced by any capital loss carryovers of that Fund, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date.

    The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment

--------------------------------------------------------------------------------

income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    As of November 30, 1997, the following reclassifications have been made to increase (decrease) the components of net assets:

                                            ACCUMULATED
                            ACCUMULATED    NET REALIZED
                           UNDISTRIBUTED    GAIN (LOSS)
                          NET INVESTMENT        ON
                              INCOME        INVESTMENTS
                          ---------------  -------------
Prime Advantage
 Institutional Fund.....         3,853          (3,853)
Treasury Advantage
 Institutional Fund.....         1,339          (1,339)

D)Repurchase Agreements:

The Trust's custodian and other banks acting in a sub-custodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

E)Reverse Repurchase Agreements:

Each of the Funds may enter into reverse repurchase agreements. Under such an agreement, a Fund sells portfolio securities and then agrees to buy them back later at an agreed-upon time and price. When a Fund enters into a reverse repurchase agreement, it will place in a separate custodial account, either liquid assets or high grade debt securities that have a value equal to or more than the price the Fund must pay when it buys back the securities, and the account will be continuously monitored to make sure the appropriate value is maintained. Reverse repurchase agreements involve the possible risk that the value of portfolio securities a Fund relinquishes may decline below the price a Fund must pay when the transaction closes. Interest paid by a Fund in a reverse repurchase agreement is considered a reduction of the Fund's income. At November 30, 1997, the Treasury Advantage Institutional Fund had a reverse repurchase agreement in the amount of $8,151,320 which was collateralized by a receivable from the maturity of a U.S. Treasury Note in the amount of $8,365,203.

F)Lending Securities:

If either of the Funds lends its securities, the Fund receives collateral from the borrower, in the form of cash or U.S. Treasury securities or, in the case of the Prime Advantage Institutional Fund, securities of U.S. Government agencies or instrumentalities or an irrevocable letter of credit issued by a bank that meets the credit standards of the Prime Advantage Institutional Fund, in an amount at least equal at all times to the market value of the securities loaned. The Funds continue to receive interest on the securities loaned and may simultaneously earn interest on the collateral held. Each Fund records and values such collateral at its market value on the date of receipt and marks-to-market such collateral on a daily basis through the maturity date. If the borrower defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the borrower of the security, realization of the collateral by the Funds may be delayed or limited. As of November 30, 1997, there were no securities on loan.

G)Expenses:

The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund while general Trust expenses are allocated among the Trust's respective portfolio's net assets.

H)Federal Income Taxes:

For federal income tax purposes, each Fund is treated as a separate entity for the purpose of determining its qualification as a regulated investment company under the Internal Revenue Code (the "Code"). It is the policy of each Fund to meet the requirements of

--------------------------------------------------------------------------------

the Code applicable to regulated investment companies, including the requirement that it distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

    At November 30, 1997, the Funds had the following capital loss carryovers:

                                               EXPIRATION
                                     AMOUNT       DATE
                                    ---------  -----------
Prime Advantage Institutional
 Fund.............................  $   2,278        2001
                                       11,311        2002
                                    ---------
                                    $  13,589
                                    ---------
                                    ---------
Treasury Advantage Institutional
 Fund.............................  $  39,042        2004
                                       36,208        2005
                                    ---------
                                    $  75,250
                                    ---------
                                    ---------

    These capital loss carryovers may be used to offset any future realized gains on securities transactions to the extent provided in the regulations under the Code. To the extent utilized, the Funds will reduce amounts otherwise payable to shareholders from net realized gains.

I)Other:

The Funds maintain a cash balance with their custodian and receive a reduction of their custody fees and expenses for the amount of interest earned on such uninvested cash balances. For financial reporting purposes for the year ended November 30, 1997, custodian fees and expenses were increased by $458 and $544 for the Prime Advantage Institutional Fund and Treasury Advantage Institutional Fund, respectively. There was no effect on net investment income. The Funds could have invested such cash amounts in an income-producing asset if they had not agreed to a reduction of fees or expenses under the expense offset arrangement with their custodian.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Investment Advisory Agreement with Barnett, an Administration Agreement with BISYS, a Transfer Agent Agreement with BISYS Fund Services, Inc. and a Distribution Agreement with the Distributor. BISYS' fees for serving as fund accountant to the Funds are included as part of the administration fee. The Funds pay BISYS' out-of-pocket accounting expenses.

    The Trust has agreed to pay Barnett a fee at an annual rate of 0.10% of the average daily net assets of each of the Funds. Such fees are accrued daily and paid monthly. Barnett is responsible for all purchases and sales of each Fund's portfolio securities, subject to the general supervision of the Board of Trustees. As administrator, BISYS assists in supervising the operations of the Funds. For its services, BISYS is entitled to receive a fee at an annual rate of 0.0775% of the first $5 billion of the Trust's aggregate net assets, 0.07% of the next $2.5 billion, 0.065% of the next $2.5 billion and 0.05% of all assets exceeding $10 billion. In the event the aggregate average daily net assets falls below $3 billion, the fee will be increased to 0.08% of the aggregate average daily net assets of the Trust. Such fees are accrued daily and paid monthly. The Distributor does not receive a fee under the Distribution Agreement.

    For its services as transfer agent, BISYS Fund Services, Inc. waived fees in the amounts of $14,492 and $17,245 for the Prime Advantage Institutional Fund and the Treasury Advantage Institutional Fund, respectively for the year ended November 30, 1997.

    BISYS may voluntarily reduce fees to assist the Funds in maintaining competitive expense ratios. For the year ended November 30, 1997, BISYS waived administration fees of $39,852, and $47,425 for the Prime Advantage Institutional Fund and the Treasury Advantage Institutional Fund, respectively.

    Barnett has voluntarily agreed to reimburse Fund expenses with respect to each Fund to the extent a Fund's ordinary operating expenses exceed 0.20% of such Fund's average daily net assets. This voluntary reimbursement may be terminated at any time by Barnett. As a result of such expense limitations, Barnett agreed to reimburse $55,159 and $65,181 to the Prime Advantage Institutional Fund and Treasury Advantage Institutional Fund, respectively, for the year ended November 30, 1997.

    Certain officers of the Trust are "affiliated persons" (as defined in the 1940 Act) of BISYS or the Distributor. Effective March 1, 1997, each Trustee of the Trust is entitled to receive an annual fee of

--------------------------------------------------------------------------------

$15,000 plus $2,000 for each regular or special meeting attended, for services relating to all of the portfolios of the Trust. The Chairman of the Board of Trustees and the President of the Trust are each entitled to receive an additional annual fee of $5,000 for their services in these capacities. Prior to March 1, 1997, each Trustee was entitled to receive an annual fee of $14,000 plus a meeting fee of $1,500 per meeting. For the year ended November 30, 1997, the Prime Advantage Institutional Fund and Treasury Advantage Institutional Fund incurred legal fees of $23,431 and $28,315, respectively, earned by a law firm, a partner of which serves as Secretary to the Trust.

NOTE 4 -- CAPITAL SHARE TRANSACTIONS

Because each Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued to shareholders in reinvestment of dividends and distributions, and shares redeemed are equal to the dollar amounts shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

NOTE 5 -- SUBSEQUENT EVENTS

During the first quarter of 1998, Barnett Banks was merged into a subsidiary of NationsBank. As a result of the merger, Barnett became a wholly-owned subsidiary of NationsBank.

    The Board of Trustees of the Trust is considering the proposed reorganization of the Trust with Nations Fund Trust, Nations Fund, Inc. and Nations Institutional Reserves (collectively, "Nations Funds"), three investment companies that are part of the Nations Family of Funds. If approved by the Board of Trustees, it is expected that the proposed reorganization will be submitted to a vote of shareholders of the Trust on or before May 9, 1998. If the reorganization is approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each of the Trust's portfolios, including the Funds, will be transferred to similar funds in the Nations Funds family, and the shareholders of the Trust's portfolios, including the shareholders of the Funds, will become shareholders of Nations Funds.

EMERALD PRIME ADVANTAGE INSTITUTIONAL FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                                  YEARS ENDED
                                                    -----------------------------------------------------------------------
                                                     NOVEMBER     NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                                     30, 1997*        1996           1995           1994           1993
                                                    -----------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................................   $ 0.9999       $ 0.9999       $ 0.9999       $ 1.0000       $ 1.0017
                                                    -----------   ------------   ------------   ------------   ------------
Income from investment operations:
  Net investment income...........................     0.0545         0.0516         0.0561         0.0377         0.0304
  Net realized gains (losses) on securities.......     --             --             --            (0.0038)        0.0005***
                                                    -----------   ------------   ------------   ------------   ------------
  Total income from investment operations.........     0.0545         0.0516         0.0561         0.0339         0.0309
                                                    -----------   ------------   ------------   ------------   ------------
Less dividends and distributions:
  Dividends from net investment income............    (0.0545)       (0.0516)       (0.0561)       (0.0377)       (0.0304)
  Distributions from net realized gains on
    securities....................................     --             --             --             --            (0.0022)
                                                    -----------   ------------   ------------   ------------   ------------
  Total dividends and distributions...............    (0.0545)       (0.0516)       (0.0561)       (0.0377)       (0.0326)
                                                    -----------   ------------   ------------   ------------   ------------
Increase due to voluntary capital contribution
  from Sub-Adviser................................     --             --             --             0.0037         --
                                                    -----------   ------------   ------------   ------------   ------------
Net change in net asset value.....................     --             --             --            (0.0001)       (0.0017)
                                                    -----------   ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD....................   $ 0.9999       $ 0.9999       $ 0.9999       $ 0.9999       $ 1.0000
                                                    -----------   ------------   ------------   ------------   ------------
                                                    -----------   ------------   ------------   ------------   ------------
Total return......................................       5.58%          5.29%          5.76%          3.83%          3.31%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)................   $177,908       $133,044       $131,089       $131,758       $111,769
  Ratio of expenses to average
    net assets....................................       0.20%          0.35%          0.40%          0.40%          0.40%
  Ratio of net investment income to average net
    assets........................................       5.45%          5.16%          5.60%          3.80%          3.03%
  Ratio of expenses to average net assets**.......       0.28%          0.35%          0.46%          0.44%          0.44%
  Ratio of net investment income to average net
    assets**......................................       5.37%          5.16%          5.54%          3.76%          3.00%

---------------
  * Effective December 1, 1996, Rodney Square Management Corporation no longer serves as Sub-Adviser to the Fund.
 ** During the period, certain fees were voluntarily reduced, reimbursed and/or paid by third parties. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated. During the period, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. The ratios were not affected.
*** Net realized gain per share is the direct result of a decrease in outstanding shares between 11/30/92 and the date of the gain distribution.

See Notes to Financial Statements.

EMERALD TREASURY ADVANTAGE INSTITUTIONAL FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                            YEARS ENDED
                                                --------------------------------------------------------------------
                                                NOVEMBER 30,  NOVEMBER 30,  NOVEMBER 30,  NOVEMBER 30,  NOVEMBER 30,
                                                   1997*          1996          1995          1994          1993
                                                ------------  ------------  ------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD......................................   $   0.9996    $   1.0000    $   1.0015    $   0.9999    $   0.9999
                                                ------------  ------------  ------------  ------------  ------------
Income from investment operations:
  Net investment income.......................       0.0524        0.0501        0.0551        0.0367        0.0292
  Net realized gains (losses) on securities...      (0.0001)      (0.0004)      (0.0006)       0.0016        --
                                                ------------  ------------  ------------  ------------  ------------
  Total income from investment operations.....       0.0523        0.0497        0.0545        0.0383        0.0292
                                                ------------  ------------  ------------  ------------  ------------
Less dividends and distributions:
  Dividends from net investment income........      (0.0524)      (0.0501)      (0.0551)      (0.0367)      (0.0292)
  Distributions from net realized gains on
    securities................................       --            --           (0.0009)       --            --
                                                ------------  ------------  ------------  ------------  ------------
  Total dividends and distributions...........      (0.0524)      (0.0501)      (0.0560)      (0.0367)      (0.0292)
                                                ------------  ------------  ------------  ------------  ------------
Net change in net asset value.................      (0.0001)      (0.0004)      (0.0015)       0.0016        --
                                                ------------  ------------  ------------  ------------  ------------
NET ASSET VALUE, END OF PERIOD................   $   0.9995    $   0.9996    $   1.0000    $   1.0015    $   0.9999
                                                ------------  ------------  ------------  ------------  ------------
                                                ------------  ------------  ------------  ------------  ------------
Total return..................................         5.37%         5.13%         5.74%         3.73%         2.96%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)............   $  159,161    $  146,859    $  132,850    $  126,771    $  166,410
  Ratio of expenses to average net assets.....         0.20%         0.37%         0.40%         0.40%         0.40%
  Ratio of interest expense to average net
    assets....................................         0.04%       --            --            --            --
                                                ------------  ------------  ------------  ------------  ------------
  Ratio of total expenses to average net
    assets....................................         0.24%         0.37%         0.40%         0.40%         0.40%
                                                ------------  ------------  ------------  ------------  ------------
                                                ------------  ------------  ------------  ------------  ------------
  Ratio of net investment income to average
    net assets................................         5.24%         5.00%         5.54%         3.61%         2.92%
  Ratio of expenses to average net assets**...         0.28%         0.37%         0.45%         0.44%         0.42%
  Ratio of interest expense to average net
    assets....................................         0.04%       --            --            --            --
                                                ------------  ------------  ------------  ------------  ------------
  Ratio of total expenses to average net
    assets**..................................         0.32%         0.37%         0.45%         0.44%         0.42%
                                                ------------  ------------  ------------  ------------  ------------
                                                ------------  ------------  ------------  ------------  ------------
  Ratio of net investment income to average
    net assets**..............................         5.16%         5.00%         5.50%         3.57%         2.90%

---------------
 * Effective December 1, 1996, Rodney Square Management Corporation no longer serves as Sub-Adviser to the Fund.
** During the period, certain fees were voluntarily reduced, reimbursed and/or paid by third parties. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated. During the period, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. The ratios were not affected.

See Notes to Financial Statements.

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and
  Board of Trustees of the
  Emerald Funds:

We have audited the accompanying statements of assets and liabilities of Emerald Funds -- Prime Advantage Institutional Fund and Treasury Advantage Institutional Fund (the Funds), including the schedules of portfolio investments, as of November 30, 1997, and the related statements of operations, statements of changes in net assets and the financial highlights for the year then ended. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The accompanying statements of changes in net assets for the period ended November 30, 1996 and the financial highlights for the periods ended November 30, 1996, and prior periods as indicated herein, were audited by other auditors whose report thereon dated January 22, 1997 expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of November 30, 1997, by confirmation with the custodian and brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, the 1997 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Emerald Funds at November 30, 1997, and the results of their operations, the changes in their net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.

                                          KPMG Peat Marwick LLP

Columbus, Ohio
January 21, 1998

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EMD-1197
PA/TA 11/97 ANN